REVENUE AND OTHER INCOME	6 Months Ended
Jun. 30, 2021
REVENUE AND OTHER INCOME
REVENUE AND OTHER INCOME

5.REVENUE AND OTHER INCOME

a)	An analysis of the Company’s revenue and other income is as follows:

	For the six months ended June 30,
	2021	2020
	RMB’000	RMB’000
Revenue
Sale of goods	42,186	39,787
Sale of software use rights	7,921	—
Other income
Interest income	7	37
Other income	5	—
Consulting and management income	—	2,438
Exchange gain	—	149
Rental income	7,142	7,143

b)	Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer and executive directors, who are the Company’s chief operating decision makers for their decisions about the allocation of resources to the Company’s business components and for their review of the performance of those components.

All of the Company’s operations are considered by the chief operating decision makers to be aggregated into two reportable operating segments: 1) the manufacture and sale of standard to high-end ceramic tiles, 2) the provision of business management and information system technology consulting services including the sales of software use rights for digital data deposit platforms and asset management systems. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision makers in deciding how to allocate resources and in assessing performance.

The business of the Company is engaged entirely in the PRC. The Chief Executive Officer and executive directors regularly review the Company’s business as one geographical segment.

The following table shows the Company’s operations by business segment for the six months ended June 30, 2021 and 2020.

	For the Six Months Ended June 30,
	2021	2020
	RMB’000	RMB’000
Revenues
Sale of tile products	¥42,186	¥39,787
Sale of software use right	7,921	—
Total revenues	50,107	39,787

Cost of revenues
Sale of tile products	53,790	38,848
Sale of software use right	2,820	—
Total cost of revenues	56,610	38,848

Operating costs and expenses
Sale of tile products	50,709	112,362
Sale of software use right	1,977	—
Others	11,573	—
Total operating costs and expenses	64,259	112,362

Loss (income) from operations
Sale of tile products	68,094	111,508
Sale of software use right	(3,115)	—
Others	5,790	—
Loss from operations	70,769	111,508

	As of June 30, 2021	As of December 31, 2020
Segment assets
Sale of tile products	134,010	225,386
Sale of software use right	17,956	—
Others	27,493	—
Total assets	179,459	225,386